Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Loans Past Due but Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 689,055	$ 649,942
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	13,368	12,712
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,224	1,930
Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	7,149	7,040
Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,981	1,956
Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,014	1,786
1-30 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	10,244	10,176
1-30 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,709	1,471
1-30 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	6,038	5,988
1-30 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,401	1,403
1-30 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,096	1,314
31-60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,458	1,953
31-60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	404	358
31-60 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	845	811
31-60 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	351	340
31-60 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	858	444
61 - 89 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	666	583
61 - 89 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	111	101
61 - 89 days [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	266	241
61 - 89 days [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	229	213
61 - 89 days [member] | Financial assets past due but not impaired [member] | Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 60	$ 28